Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2019
Intangible assets and goodwill [abstract]
Goodwill and Intangible Assets	6. Goodwill and Intangible Assets
	June 30, 2019	December 31, 2018
Identifiable intangibles	$526,567	$529,067
Goodwill	699,844	699,844
Other intangibles	2,170	10,212
	$1,228,581	$1,239,123